IFRS 7 Disclosure (Credit Risk) (Narrative) (Details) - Credit risk [member]	12 Months Ended
Oct. 31, 2025
Disclosure of credit risk exposure [line items]
Risk weights Under the simple risk weight method to other equity holdings that are publicly traded	250.00%
Risk weights Under the simple risk weight method to all other equity holdings	400.00%
Risk weights under SA, Sovereign	0.00%
Risk weights under SA, Bank	20.00%
Risk weights under SA, Corporate	100.00%